CURRENT AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2023
CURRENT AND DEFERRED TAX [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Income/(loss) before income taxes	$(29,016,269)	$(19,807,021)	$(32,933,645)
Applicable statutory rate	27.00%	27.00%	27.00%
Income tax expense at statutory rate	(7,834,393)	(5,347,895)	(8,892,084)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,178,704	4,575,777	7,754,853
Change in tax rate	-	127,884	478,929
Rate differential due to foreign operation	340,612	193,084	145,053
Share-based compensation	296,420	470,478	503,033
Non-deductible items	18,657	(19,328)	10,216
Income tax expense	$-	$-	$-
Effective tax rate	0%	0%	0%

Disclosure of composition of deferred tax assets (liabilities) [Table Text Block]
	December 31, 2023	December 31, 2022
Exploration and evaluation assets	$(688,485)	$(43,780)
Mine development	770,052	-
Non-capital losses	612,907	962,254
Right-of-use assets	(206,553)	(219,198)
Convertible debt facility - liability component	(333,557)	(485,744)
Unrealized foreign exchange gains	(163,334)	(316,644)
Other	8,970	103,112
Total	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2023	December 31, 2022
Exploration and evaluation assets	$38,433,647	$19,017,262
Non-capital losses	90,815,346	53,311,766
Share-issuance costs	2,801,602	2,903,829
Reclamation and remediation liability	25,492,480	25,531,109
Finance leases	1,193,654	708,798
Unrealized foreign exchange losses	1,696,790	1,779,123
Charitable contributions	55,638	22,583
Accrued expenses	8,273	-
Convertible debt facility - derivative component	556,639	1,503,854
Total temporary differences and losses for which no deferred tax asset is recognized	$161,054,519	$104,778,324